Events during and after the reporting period	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Events during and after the reporting period

Note 27 - Events during and after the reporting period

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COVID 19 - In the first quarter of 2020, the corona virus began to spread around the world, an event declared by the World Health Organization as a global pandemic (the "crisis"). Most of the restrictions implemented in Israel to deal with the crisis have been removed, but the Israeli economy and the world economy are still in the process of recovery, with epidemiological developments and various waves of illness slowing down from time to time. The Company purchases its goods from about 150 suppliers around the world, including the Far East, Europe, the United States, South America and Israel. The rate of exit from the crisis varies from country to country so that different restrictions on the production of products by some of the company’s suppliers may apply, which may make it difficult for it to import goods in sufficient quantities from those suppliers. The Company is also facing an increase in the prices of the raw materials it purchases, the unavailability of containers in the world and significant increases in sea freight costs, which, in the company’s estimation, are due to the corona crisis in the world. The Company works to the best of its ability to maintain the rate of its customers. At this stage the Company is unable to estimate when this situation will change due to the recurring waves of illness, so the current time is still characterized by uncertainty.

This is a variable event whose scope and period of duration are not under the control of the Company and therefore it is unable to assess the full extent of the economic effects on its activity.

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In February 2022, a military conflict began between Russia and Ukraine ("the conflict in Ukraine"), which as of the date of the report is still ongoing. According to the Bank of Israel's updated macro division forecast, the energy crisis in Europe and the ongoing war in Ukraine, together with the high inflation and monetary tightening and slowdown in China, contributed, among other things, to a moderation in economic activity in the world in 2022 and will continue to do so in 2023, to a significant increase in energy and commodity prices, as well as to disruptions in supply chains. At the time of the report, a trend of moderation in price increases in the world has begun, but it is not possible to estimate what the consequences of the ongoing conflict in Ukraine will be, if any, on the markets and economic activity in Israel and the world.

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The company operates as a series and the company is not aware of any effects of the conflict in Ukraine on the company and its results beyond the above. At the same time, the company's management follows the developments, and will take actions as necessary.

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It is emphasized and clarified that as of the date of approval of the report, this is still an 'unfolding' event, characterized by a certain degree of uncertainty. Therefore, the company's estimates regarding the possible consequences of the conflict in Ukraine constitute forward-looking information, as defined in the Securities Law, 1968. These estimates may not be realized or may be realized in a different way from the company's estimates, and this, among other things, due to circumstances beyond the company's control The company continuously monitors the developments and examines the consequences for its activities.

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On January 27, 2020, the Company announced that its Board of Directors had approved the appointment of Mrs. Einat Peled Shapira as the Company’s new CEO, effective as of March 10, 2020. On March 2, 2021, Mrs. Einat Peled Shapira submitted notice of her resignation as CEO of the Company, effective as of April 1, 2021.

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On May 17, 2021, the Company announced that its Board of Directors had approved the appointment of Mr. Erez Winner as the Company’s active CEO..

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On January 17, 2023, Mr. Erez Winner finished his position as the company CEO, but continues to provide management services to the company in the field of business development, building and manufacture.

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On January 17, 2023, Mr. Yosef Williger was appointed as the company active CEO.

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On August 2021, the Company’s Board of Directors decided to exit the non-banking credit segment, after three years of activity, in light of the small number of transactions made and high managerial attention required. Thus, starting with the Company's consolidated financial statements for the third quarter of 2021, the Company has ceased to present the segment of providing the non-banking credit as a separate accounting segment.

  -     On September 16, 2021, the Company’s Board of Directors announced a dividend distribution of NIS 60 million (NIS 4.33 per share).

   -      On March 15, 2022, the company's Board of Directors announced a dividend distribution in the amount of NIS 20 million (a total of NIS 1.44 per share).

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On August 31, 2022, the company's Board of Directors announced a dividend distribution in the amount of NIS 20 million (a total of NIS 1.44 per share).

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On November 24, 2022, the company Board of Directors announced a dividend distribution in the amount of NIS 15 million (a total of NIS 1.08 per share).